--------------------------
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                                                      --------------------------
                                                      OMB Number: 3235-0570

                                                      Expires: October 31, 2006

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                                                      hours per response: 19.3
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-05646
                                   ------------------------------------


                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 40 William Street, Suite 100         Wellesley, Massachusetts         02481
--------------------------------------------------------------------------------
      (Address of principal executive offices)                       (Zip code)


                            Nicole M. Tremblay, Esq.


Weston Financial Group, Inc.   40 William Street  Wellesley, Massachusetts 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (781) 235-7055
                                                    ---------------------


Date of fiscal year end:       October 31, 2004
                          ------------------------------------


Date of reporting period:      October 31, 2004
                          ------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================

                                [GRAPHIC OMITTED]

                                   NEW CENTURY
                                   PORTFOLIOS

                               NEW CENTURY CAPITAL
                              NEW CENTURY BALANCED
                             NEW CENTURY AGGRESSIVE
                            NEW CENTURY INTERNATIONAL
                       NEW CENTURY ALTERNATIVE STRATEGIES


                                  ANNUAL REPORT
                           YEAR ENDED OCTOBER 31, 2004





40 William Street, Suite 100, Wellesley MA 02481     781-239-0445      888-639-0102     Fax 781-237-1635

CONTENTS
--------------------------------------------------------------------------------
PRESIDENT'S LETTER                                                           1

PERFORMANCE CHARTS                                                         3-5

PORTFOLIO INFORMATION                                                     6-10

New Century Portfolios

   Statements of Assets and Liabilities                                     11
   Statements of Operations                                                 12
   Statements of Changes in Net Assets                                   13-15
   Financial Highlights                                                  16-20
   Portfolios of Investments                                             21-28
   Notes to Financial Statements                                         29-35
   Report of Independent Registered Public Accounting Firm                  36
   Board of Trustees and Officers                                        37-38
   About Your Portfolio's Expenses                                          39

LETTER TO SHAREHOLDERS
================================================================================
Dear Fellow Shareholders:

I am pleased to present our Fifteenth Annual Report.

Political uncertainty (both domestic and foreign), economic data, corporate earnings and energy prices have created a challenging investment environment in 2004.

The calendar year began with the momentum of 2003 continuing through the first few months of 2004. The S&P 500(R) Composite Index posted a healthy gain of approximately 4% by the end of February. During the next 8 months, uncertainty gripped the markets. The threat of terrorist attacks, the U.S. presidential race, higher interest rates, rising inflation, and the cooling of corporate profits restrained the markets in a trading range below the February highs.

This dramatic shift in market momentum was reflected in the performance of the various sectors. During the 12-month period ended October 31, 2004, the value sector outperformed the growth sector in each of the large-cap, mid-cap and small-cap sectors. During the period, for example, the large-cap value sector, as measured by the iShares S&P 500/BARRA Value Index rose 14.25% while the large-cap growth sector, as measured by the iShares S&P 500/BARRA Growth Index gained 4.28%. Although the U.S. dollar continued to weaken against the Euro and the Yen, the foreign markets remained strong.

During the past twelve months, New Century Capital Portfolio increased its exposure to the value and international sectors, while reducing positions in the growth sector. The New Century Capital Portfolio gained 8.25% as compared to the S&P 500(R) Composite Index which gained 9.41%.

The New Century Balanced Portfolio also increased its allocation to the value sector and reduced its allocation in the growth sector. Its overall allocation between equities and fixed income remained constant. During the period, the New Century Balanced Portfolio gained 7.75%, as compared to the S&P 500(R) Composite Index which gained 9.41% and the Lehman Brothers Government/Corporate Bond Index which gained 5.59%.

Although the technology and biotechnology sectors were somewhat disappointing, the energy, natural resources, and emerging markets sectors generated strong returns during the twelve month period. Positions in these sectors helped the New Century Aggressive Portfolio post a gain of 5.04% during the period. The NASDAQ Index increased by 2.21% - with October's 4.12% gain creating the positive return for the period.

The New Century International Portfolio increased its positions in Europe and the Americas (ex-US) while reducing positions in the Pacific Rim. During the period, the New Century International Portfolio gained 16.01%. The international equity markets, as measured by the MSCI EAFE Index, increased 18.84%. International investments continue to perform well when compared to the domestic market despite the continued weakening of the dollar.

The New Century Alternative Strategies Portfolio maintained diversified positions in eleven investment strategies with minor adjustments to the weighting of each investment style. The New Century Alternative Strategies Portfolio had a total return of 9.12% for the period, as compared to the S&P 500(R) Composite Index which gained 9.41% and the Lehman Brothers Government/Corporate Bond Index which gained 5.59%.

Looking forward, we believe that some of the uncertainty that characterized the beginning of 2004 will be resolved and that the financial markets will resume trading in a positive range. While future performance is always unpredictable, we are confident that New Century's investment philosophy - diversification, risk assessment and long-term focus - will maximize risk-adjusted returns.

New Century is committed to its shareholders and appreciates your selecting New Century as part of your long-term investment strategy.

Sincerely,

 /s/ Wayne

Wayne M. Grzecki
President

PERFORMANCE CHARTS
================================================================================

                                [GRAPHIC OMITTED]

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
  IN THE NEW CENTURY CAPITAL PORTFOLIO AND THE S&P 500(R) COMPOSITE INDEX


 S&P 500(R) Composite Index            New Century Capital Portfolio
 ---------------------------           -----------------------------
               ENDING                                   ENDING
    DATE       BALANCE                     DATE         BALANCE
 ----------    -------                  ----------      -------
 10/31/1994    $10,000                  10/31/1994      $10,000
 10/31/1995    $12,644                  10/31/1995      $11,960
 10/31/1996    $15,691                  10/31/1996      $13,743
 10/31/1997    $20,730                  10/31/1997      $17,484
 10/31/1998    $25,288                  10/31/1998      $18,878
 10/31/1999    $31,780                  10/31/1999      $24,342
 10/31/2000    $33,716                  10/31/2000      $27,973
 10/31/2001    $25,321                  10/31/2001      $20,208
 10/31/2002    $21,495                  10/31/2002      $17,034
 10/31/2003    $25,963                  10/31/2003      $20,866
 10/31/2004    $28,408                  10/31/2004      $22,588

---------------------------------
NEW CENTURY CAPITAL PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS (a)

1 YEAR     5 YEARS     10 YEARS
 8.25%     (1.48%)       8.49%
---------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



                       COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                IN THE NEW CENTURY BALANCED PORTFOLIO, S&P 500(R) COMPOSITE INDEX AND
                          LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX

                                           [GRAPHIC OMITTED]

                              New Century
S&P 500(R) Composite Index    Balanced Portfolio           Lehman Brothers Intermediate Government/Credit Index
--------------------------    --------------------         ----------------------------------------------------

                ENDING                      ENDING                                         ENDING
  DATE          BALANCE         DATE        BALANCE                      DATE               BALANCE
----------      -------      ----------     -------                   -----------           -------
10/31/1994     $10,000       10/31/1994     $10,000                    10/31/1994           $10,000
10/31/1995     $12,644       10/31/1995     $11,493                    10/31/1995           $11,254
10/31/1996     $15,691       10/31/1996     $13,017                    10/31/1996           $11,908
10/31/1997     $20,730       10/31/1997     $15,573                    10/31/1997           $12,800
10/31/1998     $25,288       10/31/1998     $16,658                    10/31/1998           $13,967
10/31/1999     $31,780       10/31/1999     $19,200                    10/31/1999           $14,105
10/31/2000     $33,716       10/31/2000     $21,170                    10/31/2000           $15,017
10/31/2001     $25,321       10/31/2001     $18,783                    10/31/2001           $17,156
10/31/2002     $21,495       10/31/2002     $16,514                    10/31/2002           $18,170
10/31/2003     $25,963       10/31/2003     $19,624                    10/31/2003           $19,157
10/31/2004     $28,408       10/31/2004     $21,145                    10/31/2004           $19,987

---------------------------------
NEW CENTURY BALANCED PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS (a)

1 YEAR     5 YEARS     10 YEARS
 7.75%      1.95%        7.78%
---------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

(a)  The total  returns  shown do not  reflect  the  deduction  of taxes  that a shareholder  would  pay on fund  distributions  or the  redemption  of fund shares.
                                                                               3

================================================================================


           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
     IN THE NEW CENTURY AGGRESSIVE PORTFOLIO AND THE NASDAQ COMPOSITE INDEX

                                [GRAPHIC OMITTED]

NASDAQ Composite Index      New Century Aggressive Portfolio
----------------------      --------------------------------

               ENDING                          ENDING
    DATE       BALANCE            DATE         BALANCE
 ----------    -------         ----------      -------
10/31/2000     $10,000         10/31/2000      $10,000
10/31/2001      $5,030         10/31/2001       $7,370
10/31/2002      $3,972         10/31/2002       $5,470
10/31/2003      $5,798         10/31/2003       $6,950
10/31/2004      $5,954         10/31/2004       $7,300


---------------------------------
NEW CENTURY AGGRESSIVE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS (a)

   1 YEAR     SINCE INCEPTION*
    5.04%         (7.57%)
---------------------------------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
       IN THE NEW CENTURY INTERNATIONAL PORTFOLIO AND THE MSCI EAFE INDEX


                                [GRAPHIC OMITTED]

MSCI EAFE Index             New Century International Portfolio
---------------             -----------------------------------

               ENDING                          ENDING
    DATE       BALANCE            DATE         BALANCE
 ----------    -------         ----------      -------
 10/31/2000    $10,000         10/31/2000      $10,000
 10/31/2001    $7,532          10/31/2001       $7,410
 10/31/2002     $6,559         10/31/2002       $6,533
 10/31/2003     $8,367         10/31/2003       $8,697
 10/31/2004     $9,979         10/31/2004      $10,089


-----------------------------------
NEW CENTURY INTERNATIONAL PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS (a)

   1 YEAR     SINCE INCEPTION*
   16.01%         0.22%
-----------------------------------


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*    Initial public offering of shares was November 1, 2000.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


PERFORMANCE CHARTS (CONTINUED)
===================================================================================================================================

                                COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                      IN THE NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO, S&P 500 (R) COMPOSITE INDEX
                                    AND LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX

                                [GRAPHIC OMITTED]

                                  New Century Alternative
S&P 500(R) Composite Index        Strategies Portfolio        Lehman Brothers Intermediate Government/Credit Index
--------------------------        --------------------        ----------------------------------------------------

                ENDING                         ENDING                                       ENDING
  DATE          BALANCE            DATE        BALANCE                     DATE             BALANCE
----------      -------         ----------     -------                 -----------          -------
  5/1/2002      $10,000           5/1/2002     $10,000                   5/1/2002           $10,000
 5/31/2002       $9,838          5/31/2002     $10,000                  5/31/2002           $10,087
 6/30/2002       $9,137          6/30/2002      $9,720                  6/30/2002           $10,174
 7/31/2002       $8,425          7/31/2002      $9,290                  7/31/2002           $10,294
 8/31/2002       $8,480          8/31/2002      $9,340                  8/31/2002           $10,447
 9/30/2002       $7,559          9/30/2002      $9,110                  9/30/2002           $10,634
10/31/2002       $8,224         10/31/2002      $9,120                 10/31/2002           $10,593
11/30/2002       $8,708         11/30/2002      $9,330                 11/30/2002           $10,583
12/31/2002       $8,196         12/31/2002      $9,325                 12/31/2002           $10,814
 1/31/2003       $7,982          1/31/2003      $9,285                  1/31/2003           $10,813
 2/28/2003       $7,862          2/28/2003      $9,264                  2/28/2003           $10,965
 3/31/2003       $7,938          3/31/2003      $9,295                  3/31/2003           $10,976
 4/30/2003       $8,592          4/30/2003      $9,618                  4/30/2003           $11,060
 5/31/2003       $9,045          5/31/2003      $9,982                  5/31/2003           $11,282
 6/30/2003       $9,160          6/30/2003     $10,083                  6/30/2003           $11,274
 7/31/2003       $9,322          7/31/2003     $10,194                  7/31/2003           $10,967
 8/31/2003       $9,503          8/31/2003     $10,376                  8/31/2003           $10,994
 9/30/2003       $9,403          9/30/2003     $10,477                  9/30/2003           $11,272
10/31/2003       $9,934         10/31/2003     $10,780                 10/31/2003           $11,166
11/30/2003      $10,002         11/30/2003     $11,002                 11/30/2003           $11,181
12/31/2003      $10,547         12/31/2003     $11,270                 12/31/2003           $11,279
 1/31/2004      $10,741          1/31/2004     $11,383                  1/31/2004           $11,353
 2/29/2004      $10,890          2/29/2004     $11,557                  2/29/2004           $11,469
 3/31/2004      $10,726          3/31/2004     $11,629                  3/31/2004           $11,558
 4/30/2004      $10,558          4/30/2004     $11,260                  4/30/2004           $11,284
 5/31/2004      $10,703          5/31/2004     $11,342                  5/31/2004           $11,234
 6/30/2004      $10,911          6/30/2004     $11,455                  6/30/2004           $11,267
 7/31/2004      $10,550          7/31/2004     $11,342                  7/31/2004           $11,362
 8/31/2004      $10,592          8/31/2004     $11,414                  8/31/2004           $11,552
 9/30/2004      $10,707          9/30/2004     $11,639                  9/30/2004           $11,571
10/31/2004      $10,871         10/31/2004     $11,762                 10/31/2004           $11,649

---------------------------------------------
NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
      AVERAGE ANNUAL TOTAL RETURNS (a)

        1 YEAR     SINCE INCEPTION*
         9.12%          6.70%
---------------------------------------------


 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

*    Initial public offering of shares was May 1, 2002.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2004 (UNAUDITED)
================================================================================

ASSET ALLOCATION (%of Net Assets)
--------------------------------------------------------------------------------

                                         Growth Funds - 35.7%
     [GRAPHIC OMITTED]                   Growth and Income Funds - 28.5%
                                         Small Company Funds - 18.2%
                                         Foreign Stock Funds - 10.4%
                                         Aggressive Funds - 6.4%
                                         Cash Equivalents - 0.8%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                 SECURITY DESCRIPTION                        % OF NET ASSETS
     -------------------------------------------------      -----------------
     Hotchkis & Wiley Large Cap Value - Class A                    7.4%
     American Growth Fund of America - Class A                     6.4%
     Smith Barney  Aggressive Growth - Class A                     6.4%
     iShares Dow Jones Select  Dividend  Index                     6.3%
     William  Blair Small Cap  Growth - Class I                    6.3%
     Calamos  Growth - Class A                                     6.1%
     Royce  Opportunity  - Investor Class                          6.0%
     Marsico 21st Century                                          5.4%
     Fidelity Capital Appreciation                                 5.4%
     Vanguard  500 Index - Investor  Shares                        4.6%


See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2004 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                                         Growth and  Income  Funds - 29.4%
                                         Growth  Funds - 16.3%
    [GRAPHIC OMITTED]                    High Yield Bond Funds - 12.2%
                                         Small  Company  Funds  - 11.4%
                                         Foreign  Stock  Funds - 7.4%
                                         Convertible Security Funds - 5.1%
                                         Government  Bond Funds - 4.9%
                                         Corporate Bond Funds - 4.7%
                                         Worldwide  Bond Funds - 3.8%
                                         High Quality Bond Funds - 3.6%
                                         Cash  Equivalents  - 1.2%

TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                 SECURITY DESCRIPTION                        % OF NET ASSETS
     -------------------------------------------------      -----------------

     iShares  S&P 500 Index                                        7.5%
     Hotchkis & Wiley  Large Cap Value - Class A                   7.2%
     iShares Dow Jones Select  Dividend  Index                     7.1%
     Pioneer High Yield - Class A                                  6.0%
     American  Century  Target  Maturities
       Trust Series 2015 - Investor Class                          4.9%
     American Funds  AMCAP - Class  A                              4.8%
     Loomis Sayles  Bond - Institutional  Class                    4.7%
     Dodge & Cox Stock                                             4.2%
     iShares MSCI EAFE Index                                       3.8%
     Dodge & Cox Income                                            3.6%


See accompanying notes to financial statements.

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2004 (UNAUDITED)
================================================================================
ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                                         Sector Funds - 61.8%
                                         Mid-Cap Funds - 16.1%
    [GRAPHIC OMITTED]                    Small-Cap Funds - 15.8%
                                         Large-Cap Funds - 5.8%
                                         Cash Equivalents - 0.5%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                 SECURITY DESCRIPTION                        % OF NET ASSETS
     -------------------------------------------------      -----------------
     iShares Dow Jones U.S. Energy Sector Index                   15.1%
     iShares Goldman Sachs Natural Resources Index                 9.8%
     Technology Select Sector SPDR                                 9.7%
     iShares MSCI Emerging Markets Index                           9.3%
     S&P MidCap 400 Depositary Receipts                            7.8%
     Royce Opportunity - Investor Class                            6.2%
     Fidelity Capital  Appreciation                                5.8%
     iShares  Goldman  Sachs  Networking  Index                    5.7%
     Calamos  Growth - Class A                                     4.9%
     Perritt Micro Cap Opportunities                               4.9%


See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2004 (UNAUDITED)
================================================================================
ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                                         Europe  Funds - 28.6%
                                         Diversified  Funds - 27.8%
    [GRAPHIC OMITTED]                    Asia/Pacific  Funds - 19.5%
                                         Americas  Funds - 14.5%
                                         Emerging  Markets Funds - 7.5%
                                         Cash  Equivalents  - 2.1%

TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                 SECURITY DESCRIPTION                        % OF NET ASSETS
     -------------------------------------------------      -----------------
     Tocqueville International Value (The)                         8.0%
     Dodge & Cox Inernational Stock                                7.2%
     iShares MSCI Germany Index                                    6.6%
     iShares MSCI Austria Index                                    6.5%
     iShares MSCI EAFE Index                                       6.2%
     Lazard International Small Cap - Investor Shares              5.1%
     iShares S&P Latin American 40 Index                           4.7%
     iShares  MSCI  Canada  Index                                  4.7%
     Ivy  European  Opportunities  - Class A                       4.6%
     Matthews  Japan                                               4.3%



See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2004 (UNAUDITED)
================================================================================
ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                                   Merger Arbitrage Funds - 15.9%
                                   Global Macro Funds - 12.3%
                                   Asset Allocation Funds - 11.7%
                                   Long/Short  Equity Funds - 11.0%
                                   Natural  Resources  Funds - 8.7%
                                   Real Estate Investment Trust Funds - 8.3%
     [GRAPHIC OMITTED]             High  Yield  Funds  - 8.3%
                                   Convertible Arbitrage  Funds  -  6.4%
                                   Options/Hedged  Funds  - 6.0%
                                   Deep Value/Distressed Securities Funds - 5.0%
                                   Market  Neutral  Funds - 3.7%
                                   Cash  Equivalents  - 2.5%
                                   Common Stocks - 0.2%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------
                 SECURITY DESCRIPTION                        % OF NET ASSETS
     -------------------------------------------------      -----------------
     First Eagle Global - Class A                                  7.5%
     Merger Fund (The)                                             6.7%
     Calamos Market Neutral - A Shares                             6.4%
     Gateway                                                       6.0%
     Hussman Strategic Growth                                      5.0%
     Arbitrage Fund (The) - Class R                                4.6%
     PIMCO Commodity Real Return Strategy - Class A                3.7%
     RS Global Natural  Resources                                  3.1%
     Enterprise Mergers and Acquisitions - Class A                 3.0%
     Third Avenue Real Estate Value                                2.9%


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2004
==========================================================================================================================
                                                                                                               NEW CENTURY
                                                 NEW CENTURY     NEW CENTURY   NEW CENTURY     NEW CENTURY     ALTERNATIVE
                                                   CAPITAL        BALANCED      AGGRESSIVE    INTERNATIONAL    STRATEGIES
                                                  PORTFOLIO       PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in securities:
   At acquisition cost ......................... $ 89,569,880   $ 66,055,567   $  4,867,565   $ 20,620,914   $ 46,663,219
                                                 ============   ============   ============   ============   ============

   At value (Note 1A) .......................... $103,412,215   $ 74,419,058   $  5,516,151   $ 24,479,965   $ 51,840,722
 Dividends receivable ..........................          731         14,050             20            300          3,407
 Receivable for capital shares sold ............          635           --              200            100         35,883
 Receivable from Advisor (Note 2) ..............         --             --              734           --             --
 Other assets ..................................        3,391          2,880            177            690          2,225
                                                 ------------   ------------   ------------   ------------   ------------
  TOTAL ASSETS .................................  103,416,972     74,435,988      5,517,282     24,481,055     51,882,237
                                                 ------------   ------------   ------------    -----------   ------------

LIABILITIES
 Payable to Advisor (Note 2) ...................      127,005         90,801           --           24,493         40,630
 Payable for investment securities purchased ...         --             --             --             --          200,000
 Payable for capital shares redeemed ...........       19,427         10,571           --             --            1,000
 Other accrued expenses and liabilities ........       10,794          7,210          5,276          7,890          5,853
                                                 ------------   ------------   ------------   ------------   ------------
  TOTAL LIABILITIES ............................      157,226        108,582          5,276         32,383        247,483
                                                 ------------   ------------   ------------   ------------   ------------

NET ASSETS ..................................... $103,259,746   $ 74,327,406   $  5,512,006   $ 24,448,672   $ 51,634,754
                                                 ============   ============   ============   ============   ============

Net assets consist of:
 Paid-in capital ............................... $103,006,533   $ 71,488,430   $  6,397,661   $ 19,802,218   $ 45,655,496
 Accumulated net investment income .............           --        291,199             --             --        172,051
 Accumulated net realized gains (losses)
  on investments ...............................  (13,589,122)    (5,815,714)    (1,534,241)       787,403        629,704
 Unrealized appreciation of investments ........   13,842,335      8,363,491        648,586      3,859,051      5,177,503
                                                 ------------   ------------   ------------   ------------   ------------
Net assets ..................................... $103,259,746   $ 74,327,406   $  5,512,006   $ 24,448,672   $ 51,634,754
                                                 ============   ============   ============   ============   ============

Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
  no par value) ................................    7,718,217      6,041,840        755,287      2,428,116      4,505,270
                                                 ============   ============   ============   ============   ============


Net asset value, offering price and
  redemption price per share ................... $      13.38   $      12.30   $       7.30   $      10.07   $      11.46
                                                 ============   ============   ============   ============   ============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2004
==========================================================================================================================
                                                                                                               NEW CENTURY
                                                 NEW CENTURY     NEW CENTURY   NEW CENTURY     NEW CENTURY     ALTERNATIVE
                                                   CAPITAL        BALANCED      AGGRESSIVE    INTERNATIONAL    STRATEGIES
                                                  PORTFOLIO       PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends ..................................... $    514,527   $  1,692,670   $     23,138   $    172,987   $    946,254
                                                 ------------   ------------   ------------   ------------   ------------

EXPENSES
 Investment advisory fees (Note 2) .............    1,008,218        736,199         53,046        202,046        328,945
 Distribution costs (Note 3) ...................      185,782        118,312         12,122         44,207         27,640
 Accounting fees ...............................       40,197         37,346         30,526         32,051         34,354
 Administration fees (Note 2) ..................       51,052         38,837          8,556         15,104         25,591
 Legal and audit fees ..........................       47,661         34,951          4,430         11,870         23,213
 Transfer agent fees ...........................       21,000         21,000         21,000         21,000         21,000
 Custody fees ..................................       21,324         17,294          3,341          7,690         13,270
 Postage and supplies ..........................       10,935          7,372          4,106          4,082          5,060
 Trustees' fees and expenses (Note 2) ..........        9,951          7,173            525          2,009          4,342
 Insurance expense .............................        5,358          3,977            269            871          1,972
 Other expenses ................................       30,341         17,065          5,664         10,168          4,914
                                                 ------------   ------------   ------------   ------------   ------------
   Total expenses ..............................    1,431,819      1,039,526        143,585        351,098        490,301
 Less fees waived and/or expenses
  reimbursed by the Advisor (Note 2) ...........         --             --          (64,016)       (48,030)          --
 Plus previously waived investment advisory
  fees and expense reimbursements
  recouped by the Advisor (Note 2) .............         --            1,967           --             --             --
                                                 ------------   ------------   ------------   ------------   ------------
 Net expenses ..................................    1,431,819      1,041,493         79,569        303,068        490,301
                                                 ------------   ------------   ------------   ------------   ------------

NET INVESTMENT INCOME (LOSS) ...................     (917,292)       651,177        (56,431)      (130,081)       455,953
                                                 ------------   ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Net realized gains on investments ..............    5,347,494      1,597,601        304,188      1,136,175        739,129
Capital gain distributions from regulated
  investment companies .........................      388,246        280,790         20,496         12,092        320,147
 Net change in unrealized appreciation/
  (depreciation) on investments ................    3,016,709      2,916,387        (18,638)     1,785,093      2,023,614
                                                 ------------   ------------   ------------   ------------   ------------

NET REALIZED AND UNREALIZED
 GAINS ON INVESTMENTS ..........................    8,752,449      4,794,778        306,046      2,933,360      3,082,890
                                                 ------------   ------------   ------------   ------------   ------------

NET INCREASE IN NET
 ASSETS FROM OPERATIONS ........................ $  7,835,157   $  5,445,955   $    249,615   $  2,803,279   $  3,538,843
                                                 ============   ============   ============   ============   ============

See accompanying notes to financial statements.

12

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================================
                                                            NEW CENTURY               NEW CENTURY
                                                         CAPITAL PORTFOLIO         BALANCED PORTFOLIO
                                                 -----------------------------------------------------------
                                                      YEAR            YEAR          YEAR         YEAR
                                                      ENDED           ENDED         ENDED        ENDED
                                                   OCTOBER 31,      OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                                      2004            2003           2004         2003
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income (loss) .................. $   (917,292)  $   (494,695)  $    651,177   $  1,001,436
 Net realized gains (losses) from
  security transactions ........................    5,347,494     (3,278,273)     1,597,601       (211,178)
 Capital gain distributions from regulated
  investment companies .........................      388,246        239,189        280,790        289,977
 Net change in unrealized appreciation/
 (depreciation) on investments .................    3,016,709     21,012,989      2,916,387     10,080,063
                                                 ------------   ------------   ------------   ------------
Net increase in net assets from operations .....    7,835,157     17,479,210      5,445,955     11,160,298
                                                 ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income (Note 1E) ..........           --             --       (668,754)    (1,269,163)
                                                 ------------   ------------   ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .....................    6,977,635      5,343,302      5,125,191      4,706,871
 Net asset value of shares issued in reinvestment
  of distributions to shareholders .............         --             --          623,494      1,182,279
 Payments for shares redeemed ..................   (6,948,812)    (9,736,354)    (6,639,206)    (8,094,571)
                                                 ------------   ------------   ------------   ------------
Net increase (decrease) in net assets from
 capital share transactions ....................       28,823     (4,393,052)      (890,521)    (2,205,421)
                                                 ------------   ------------   ------------   ------------

TOTAL INCREASE IN NET ASSETS ...................    7,863,980     13,086,158      3,886,680      7,685,714

NET ASSETS
 Beginning of year .............................   95,395,766     82,309,608     70,440,726     62,755,012
                                                 ------------   ------------   ------------   ------------
 End of year ................................... $103,259,746   $ 95,395,766   $ 74,327,406   $ 70,440,726
                                                 ============   ============   ============   ============

UNDISTRIBUTED NET INVESTMENT
 INCOME ........................................ $         --   $         --   $    291,199   $    266,822
                                                 ============   ============   ============   ============


CAPITAL SHARE ACTIVITY
 Sold ..........................................      532,195        497,945        423,870        449,059
 Reinvested ....................................           --             --         51,911        117,415
 Redeemed ......................................     (534,090)      (937,285)      (549,921)      (793,113)
                                                 ------------   ------------   ------------   ------------
 Net decrease in shares outstanding ............       (1,895)      (439,340)       (74,140)      (226,639)
 Shares outstanding, beginning of year .........    7,720,112      8,159,452      6,115,980      6,342,619
                                                 ------------   ------------   ------------   ------------
 Shares outstanding, end of year ...............    7,718,217      7,720,112      6,041,840      6,115,980
                                                 ============   ============   ============   ============

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================================
                                                          NEW CENTURY                 NEW CENTURY
                                                       AGGRESIVE PORTFOLIO       INTERNATIONAL PORTFOLIO
                                                 -----------------------------------------------------------
                                                      YEAR            YEAR          YEAR         YEAR
                                                      ENDED           ENDED         ENDED        ENDED
                                                   OCTOBER 31,      OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                                      2004            2003           2004         2003
------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
 Net investment loss ........................... $    (56,431)  $    (41,560)  $   (130,081)  $    (57,062)
 Net realized gains (losses) from
  security transactions ........................      304,188       (117,066)     1,136,175       (132,110)
 Capital gain distributions from regulated
  investment companies .........................       20,496          9,338         12,092         10,659
 Net change in unrealized appreciation/
 (depreciation) on investments .................      (18,638)     1,155,927      1,785,093      3,373,431
                                                 ------------   ------------   ------------   ------------
Net increase in net assets from operations .....      249,615      1,006,639      2,803,279      3,194,918
                                                 ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income (Note 1E) ..........           --             --             --             --
                                                 ------------   ------------   ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .....................      530,663        424,354      7,138,355      4,989,446
 Payments for shares redeemed ..................     (133,786)      (175,881)      (781,003)      (551,685)
                                                 ------------   ------------   ------------   ------------
Net increase in net assets from capital
 share transactions ............................      396,877        248,473      6,357,352      4,437,761
                                                 ------------   ------------   ------------   ------------

TOTAL INCREASE IN NET ASSETS ...................      646,492      1,255,112      9,160,631      7,632,679

NET ASSETS
 Beginning of year .............................    4,865,514      3,610,402     15,288,041      7,655,362
                                                 ------------   ------------   ------------   ------------
 End of year ................................... $  5,512,006   $  4,865,514   $ 24,448,672   $ 15,288,041
                                                 ============   ============   ============   ============

CAPITAL SHARE ACTIVITY
 Sold ..........................................       73,300         71,447        747,210        667,427
 Redeemed ......................................      (18,336)       (31,155)       (80,727)       (79,110)
                                                 ------------   ------------   ------------   ------------
 Net increase in shares outstanding ............       54,964         40,292        666,483        588,317
 Shares outstanding, beginning of year .........      700,323        660,031      1,761,633      1,173,316
                                                 ------------   ------------   ------------   ------------
 Shares outstanding, end of year ...............      755,287        700,323      2,428,116      1,761,633
                                                 ============   ============   ============   ============

See accompanying notes to financial statements.

14

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=================================================================================================
                                                                       NEW CENTURY ALTERNATIVE
                                                                        STRATEGIES PORTFOLIO
                                                                  -------------------------------
                                                                          YEAR           YEAR
                                                                          ENDED         ENDED
                                                                       OCTOBER 31,    OCTOBER 31,
                                                                          2004           2003
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment income ............................................. $    455,953   $    274,065
 Net realized gains (losses) from security transactions ............      739,129       (142,839)
 Capital gain distributions from regulated investment companies ....      320,147         90,480
 Net change in unrealized appreciation/(depreciation) on investments    2,023,614      4,231,042
                                                                     ------------   ------------
Net increase in net assets from operations .........................    3,538,843      4,452,748
                                                                     ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income (Note 1E) ..............................     (581,288)      (224,495)
                                                                     ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold .........................................   16,825,271     11,337,961
 Net asset value of shares issued in reinvestment of
  distributions to shareholders ....................................      573,254        220,766
 Payments for shares redeemed ......................................   (2,455,448)    (1,581,670)
                                                                     ------------   ------------
Net increase in net assets from capital share transactions .........   14,943,077      9,977,057
                                                                     ------------   ------------

TOTAL INCREASE IN NET ASSETS .......................................   17,900,632     14,205,310

NET ASSETS

Beginning of year ..................................................   33,734,122     19,528,812
                                                                     ------------   ------------
End of year ........................................................ $ 51,634,754   $ 33,734,122
                                                                     ============   ============

UNDISTRIBUTED NET INVESTMENT INCOME ................................ $    172,051   $    103,110
                                                                     ============   ============

CAPITAL SHARE ACTIVITY
 Sold ..............................................................    1,509,894      1,156,113
 Reinvested ........................................................       52,209         23,918
 Redeemed ..........................................................     (219,440)      (159,173)
                                                                     ------------   ------------
 Net increase in shares outstanding ................................    1,342,663      1,020,858
 Shares outstanding, beginning of year .............................    3,162,607      2,141,749
                                                                     ------------   ------------
 Shares outstanding, end of year ...................................    4,505,270      3,162,607
                                                                     ============   ============
See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
===========================================================================================================================
                                            SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===========================================================================================================================
                                                                                      YEARS ENDED OCTOBER 31,
                                                 --------------------------------------------------------------------------
                                                      2004          2003           2002           2001            2000
 --------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year ............ $      12.36   $      10.09   $      11.97   $      18.07   $      16.71
                                                 ------------   ------------   ------------   ------------   ------------

Income (loss) from investment operations:
Net investment loss ............................        (0.12)         (0.06)         (0.08)         (0.10)         (0.14)
Net realized and unrealized gains
 (losses) on investments .......................         1.14           2.33          (1.80)         (4.62)          2.67
                                                 ------------   ------------   ------------   ------------   ------------
Total from investment operations ...............         1.02           2.27          (1.88)         (4.72)          2.53
                                                 ------------   ------------   ------------   ------------   ------------

Less distributions:
  Distributions from net investment income .....           --             --             --             --             --
  Distributions from net realized gains ........           --             --             --          (1.38)         (1.17)
                                                 ------------   ------------   ------------   ------------   ------------
Total distributions ............................           --             --             --          (1.38)         (1.17)
                                                 ------------   ------------   ------------   ------------   ------------

Net asset value, end of year ................... $      13.38   $      12.36   $      10.09   $      11.97   $      18.07
                                                 ============   ============   ============   ============   ============

TOTAL RETURN (a) ...............................         8.25%         22.50%        (15.71%)       (27.77%)        14.92%
                                                 ============   ============   ============   ============   ============

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) ............... $    103,260   $     95,396   $     82,310   $    109,873   $    156,668
                                                 ============   ============   ============   ============   ============


 Ratio of expenses to average net assets(b) ....         1.41%          1.45%          1.40%          1.29%          1.27%

 Ratio of net investment loss to
  average net assets(c) ........................        (0.91%)        (0.59%)        (0.62%)        (0.72%)        (0.80%)

 Portfolio turnover ............................           48%            71%            59%            70%            51%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which asssumes any dividends or capital gains distributions are reinvested in shares of the Portfolio.
     Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(c) Recognization of net investment income by the Porfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

16

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
===========================================================================================================================
                                            SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===========================================================================================================================
                                                                                      YEARS ENDED OCTOBER 31,
                                                 --------------------------------------------------------------------------
                                                      2004          2003           2002           2001            2000
---------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year              $     11.52    $      9.89    $     11.35    $     13.64    $     13.42
                                                 -----------    -----------    -----------    -----------    -----------

Income (loss) from investment operations:
 Net investment income                                  0.11           0.16           0.13           0.23           0.22
 Net realized and unrealized gains
  (losses) on investments                               0.78           1.67          (1.49)         (1.71)          1.17
                                                 -----------    -----------    -----------    -----------    -----------
Total from investment operations                        0.89           1.83          (1.36)         (1.48)          1.39
                                                 -----------    -----------    -----------    -----------    -----------

Less distributions:
  Distributions from net investment income             (0.11)         (0.20)         (0.10)         (0.23)         (0.22)
  Distributions from net realized gains                   --             --             --          (0.58)         (0.95)
                                                 -----------    -----------    -----------    -----------    -----------
Total distributions                                    (0.11)         (0.20)         (0.10)         (0.81)         (1.17)
                                                 -----------    -----------    -----------    -----------    -----------

  Net asset value, end of year                   $     12.30    $     11.52    $      9.89    $     11.35    $     13.64
                                                 ===========    ===========    ===========    ===========    ===========

TOTAL RETURN (a)                                        7.75%         18.84%        (12.08%)       (11.21%)        10.26%
                                                 ===========    ===========    ===========    ===========    ===========

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's)                  $   74,327     $   70,441     $   62,755     $   71,251     $   79,553
                                                 ===========    ===========    ===========    ===========    ===========

Ratio of expenses to average net assets(d)              1.42%(c)       1.45%(b)       1.48%          1.49%          1.40%

Ratio of net investment income to
 average net assets(e)                                  0.88%(c)       1.56%(b)       1.19%          1.87%          1.51%

Portfolio turnover                                        44%            80%            93%            69%            43%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which asssumes any dividends or capital gains distributions are reinvested in shares of the Portfolio.
     Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.46% and the ratio of net investment income to average net assets would have been 1.55% for the year ended October 31, 2003 (Note 2).

(c) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.41% and the ratio of net investment income to average net assets would have been 0.89% for the year ended October 31, 2004 (Note 2).

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognization of net investment income by the Porfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY AGGRESSIVE PORTFOLIO
FINANCIAL HIGHLIGHTS
======================================================================================================================
                                       SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
======================================================================================================================
                                                                              YEARS ENDED OCTOBER 31,
                                                         -------------------------------------------------------------
                                                              2004           2003            2002            2001
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year ...................    $   6.95        $   5.47        $   7.37       $   10.00
                                                           --------        --------        --------       ---------

Income (loss) from investment operations:
 Net investment loss ..................................       (0.07)          (0.06)          (0.07)          (0.07)
 Net realized and unrealized gains (losses)
  on investments ......................................        0.42            1.54           (1.83)          (2.56)
                                                           --------        --------        --------       ---------
 Total from investment operations .....................        0.35            1.48           (1.90)          (2.63)
                                                           --------        --------        --------       ---------

 Less distributions:
  Distributions from net investment income ............          --              --              --              --
  Distributions from net realized gains ...............          --              --              --              --
                                                           --------        --------        --------       ---------
 Total distributions ..................................          --              --              --              --
                                                           --------        --------        --------       ---------

 Net asset value, end of year .........................    $   7.30        $   6.95        $   5.47       $    7.37
                                                           ========        ========        ========       =========

TOTAL RETURN (a) ......................................        5.04%          27.06%         (25.78%)        (26.30%)
                                                           ========        ========        ========       =========

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) ......................    $  5,512        $  4,866        $  3,610        $  1,846
                                                           ========        ========        ========       =========

 Ratios of expenses to average net assets:
  Before expense reimbursement
   and waived fees(b) .................................        2.71%           3.20%           2.95%           5.90%
  After expense reimbursement
   and waived fees(b) .................................        1.50%           1.50%           1.50%           1.50%

 Ratios of net investment loss to average net assets:
  Before expense reimbursement
   and waived fees(c) .................................       (2.27%)         (2.73%)         (2.50%)         (5.35%)
  After expense reimbursement
   and waived fees(c) .................................       (1.06%)         (1.03%)         (1.05%)         (0.95%)

  Portfolio turnover ..................................          68%             78%            120%             86%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which asssumes any dividends or capital gains distributions are reinvested in shares of the Portfolio.
     Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(c) Recognization of net investment income by the Porfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

18

NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
=======================================================================================================================
                                        SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
=======================================================================================================================
                                                                              YEARS ENDED OCTOBER 31,
                                                         -------------------------------------------------------------
                                                              2004           2003            2002            2001
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of year ...................    $     8.68       $     6.52      $     7.41    $    10.00
                                                           ----------       ----------      ----------    ----------

 Income (loss) from investment operations
  Net investment loss .................................         (0.05)           (0.03)         (0.06)        (0.04)
  Net realized and unrealized gains (losses)
   on investments .....................................          1.44             2.19          (0.81)        (2.55)
                                                           ----------       ----------      ----------    ----------
  Total from investment operations ....................          1.39             2.16          (0.87)        (2.59)
                                                           ----------       ----------      ----------    ----------

 Less distributions:
  Distributions from net investment income ............            --               --          (0.02)           --
  Distributions from net realized gains ...............            --               --             --            --
                                                           ----------       ----------      ----------    ----------
 Total distributions ..................................            --               --          (0.02)           --
                                                           ----------       ----------      ----------    ----------
 Net asset value, end of year .........................    $    10.07       $     8.68      $    6.52     $    7.41
                                                           ==========       ==========      =========     =========


TOTAL RETURN(a) .......................................         16.01%           33.13%        (11.84%)      (25.90%)
                                                           ==========       ==========      =========     =========

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) ......................    $   24,449       $   15,288      $   7,655     $     731
                                                           ==========       ==========      =========     =========

 Ratios of expenses to average net assets:
  Before expense reimbursement
   and waived fees(b) .................................          1.74%          2.11%          2.54%        10.81%
  After expense reimbursement
   and waived fees(b) .................................          1.50%          1.50%          1.50%         1.50%

 Ratios of net investment loss to average net assets:
  Before expense reimbursement
   and waived fees(c) .................................         (0.88%)        (1.16%)        (2.34%)       (9.81%)
 After expense reimbursement
   and waived fees(c) .................................         (0.64%)        (0.55%)        (1.30%)       (0.50%)

 Portfolio turnover ...................................            45%            56%            27%           83%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which asssumes any dividends or capital gains distributions are reinvested in shares of the Portfolio.
     Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(c) Recognization of net investment income by the Porfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY  ALTERNATIVE  STRATEGIES PORTFOLIO
FINANCIAL  HIGHLIGHTS
=====================================================================================
    SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=====================================================================================
                                                        YEARS ENDED OCTOBER 31,
                                               --------------------------------------
                                                 2004          2003         2002(a)
-------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period ........$   10.67     $    9.12     $   10.00
                                              ---------     ---------     ---------

 Income (loss) from investment operations:
  Net investment income ......................     0.14          0.11         0.01
  Net realized and unrealized gains (losses)
   on investments ............................     0.83          1.54        (0.89)
                                              ---------     ---------     ---------
 Total from investment operations ............     0.97          1.65        (0.88)
                                              ---------     ---------     ---------

 Less distributions:
  Distributions from net investment income ...    (0.18)        (0.10)          --
  Distributions from net realized gains ......       --            --           --
                                              ---------     ---------     ---------
 Total distributions .........................    (0.18)        (0.10)          --
                                              ---------     ---------     ---------

 Net asset value, end of period .............. $  11.46     $   10.67    $    9.12
                                              =========     =========    ==========


TOTAL RETURN (c) .............................     9.12%        18.20%    (8.80%)(b)
                                              =========     =========    ==========



RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's) ..........  $ 51,635     $  33,734     $ 19,529
                                              =========     =========    ==========


 Ratios of expenses to average net assets(f) .     1.12%         1.40%    1.49%(d)(e)

 Ratios of net investment income to
  average net assets(g) ......................     1.04%         1.06%    0.32%(d)(e)

 Portfolio turnover ..........................       11%           21%          7%(d)

(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.

(b)  Not annualized.

(c) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which asssumes any dividends or capital gains distributions are reinvested in shares of the Portfolio.
     Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)  Annualized.

(e) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.72%(d) and the ratio of net investment income to average net assets would have been 0.09%(d) for the period ended October 31, 2002 (Note 2).

(f) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(g) Recognization of net investment income by the Porfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

20

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
================================================================================
INVESTMENT COMPANIES -- 99.2%                            SHARES       VALUE
--------------------------------------------------------------------------------
GROWTH FUNDS -- 35.7%
 American Funds AMCAP - Class A (a) ..................   212,681  $  3,694,271
 American Growth Fund of America - Class A ...........   259,371     6,629,524
 Calamos Growth - Class A (a) ........................   130,992     6,285,019
 Fidelity Capital Appreciation .......................   223,114     5,589,008
 Fidelity Select Utilities Growth ....................    40,096     1,536,488
 Goldman Sachs Growth Opportunities - Class A (a) ....   213,092     4,236,259
 iShares Russell 1000 Growth Index ...................    43,935     2,017,495
 Marsico 21st Century (a) ............................   525,508     5,607,174
 Strong Advisor Select - Class A (a) .................   138,478     1,247,685
                                                                  ------------
                                                                    36,842,923
                                                                  ------------

GROWTH AND INCOME FUNDS -- 28.5%
 Hotchkis & Wiley Large Cap Value - Class A ..........   375,233     7,669,759
 iShares Dow Jones Select Dividend Index .............   112,500     6,556,500
 iShares Dow Jones U.S. Energy Sector Index ..........    23,000     1,429,220
 iShares Russell 1000 Value Index ....................    14,800       910,940
 iShares S&P 500 Index ...............................    34,150     3,869,878
 iShares S&P MidCap 400/BARRA Value Index ............    36,500     4,239,475
 Vanguard 500 Index - Investor Shares ................    45,347     4,741,028
                                                                  ------------
                                                                    29,416,800
                                                                  ------------

SMALL COMPANY FUNDS -- 18.2%
 Buffalo Small Cap ...................................    50,783     1,323,416
 FBR Small Cap (a) ...................................    29,308     1,104,338
 iShares S&P SmallCap 600/BARRA Growth Index .........    21,700     2,103,815
 iShares S&P SmallCap 600/BARRA Value Index ..........    13,700     1,512,617
 Royce Opportunity - Investor Class (a) ..............   496,798     6,229,850
 William Blair Small Cap Growth - Class I (a) ........   261,862     6,488,944
                                                                  ------------
                                                                    18,762,980
                                                                  ------------
FOREIGN STOCK FUNDS -- 10.4%
 Dodge & Cox International Stock .....................    39,017     1,077,253
 Fidelity Japan Small Companies ......................    76,488       885,731
 Franklin Mutual Discovery - Class Z .................       948        21,324
 iShares MSCI EAFE Index .............................    13,400     1,963,502
 iShares MSCI Emerging Markets Index .................    17,100     3,033,711
 Lazard International Small Cap - Investor Shares ....   114,371     2,091,847
 Tocqueville International Value (The) ...............   132,171     1,731,439
                                                                  ------------
                                                                    10,804,807
                                                                  ------------
AGGRESSIVE FUNDS -- 6.4%
 Smith Barney Aggressive Growth - Class A (a) ........    76,148     6,620,264
                                                                  ------------

TOTAL INVESTMENT COMPANIES (Cost $88,605,439)                   $  102,447,774
                                                                --------------

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2004
================================================================================
MONEY MARKET SECURITIES -- 0.9%                          SHARES       VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class A
 (Cost $964,441) .....................................   964,441  $    964,441
                                                                  ------------

TOTAL INVESTMENTS AT VALUE --100.1% (Cost $89,569,880)            $103,412,215

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .......               (152,469)
                                                                  ------------

NET ASSETS -- 100.0% ..................................           $103,259,746
                                                                  ============

(a)  Non-income producing security.





See accompanying notes to financial statements.
22

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
================================================================================
INVESTMENT COMPANIES -- 98.8%                            SHARES       VALUE
--------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 29.4%
 Dodge & Cox Stock ...................................    25,909  $  3,153,381
 Hotchkis & Wiley Large Cap Value - Class A ..........   261,641     5,347,941
 iShares Dow Jones Select Dividend Index .............    90,600     5,280,168
 iShares Dow Jones U.S. Energy Sector Index ..........    10,000       621,400
 iShares Russell 1000 Value Index ....................       200        12,310
 iShares S&P 500 Index ...............................    49,300     5,586,676
 iShares S&P MidCap 400/BARRA Value Index ............     4,500       522,675
 Vanguard 500 Index - Investor Shares ................    12,792     1,337,382
                                                                  ------------
                                                                    21,861,933
                                                                  ------------
GROWTH FUNDS -- 16.3%
 American Funds AMCAP - Class A (a) ..................   204,538     3,552,832
 Calamos Growth - Class A (a) ........................    28,965     1,389,756
 Fidelity Capital Appreciation .......................    67,398     1,688,327
 Fidelity Select Utilities Growth ....................    44,691     1,712,550
 iShares Russell 1000 Growth Index ...................    16,300       748,496
 Strong Advisor Select - Class A (a) .................   116,292     1,047,792
 S&P MidCap 400 Depositary Receipts ..................    17,580     1,937,316
                                                                  ------------
                                                                    12,077,069
                                                                  ------------
HIGH YIELD BOND FUNDS -- 12.2%
 Fidelity Advisor High Income Advantage - Class I ....   246,122     2,301,245
 MainStay High Yield Corporate Bond - Class A ........   366,762     2,317,937
 Pioneer High Yield - Class A ........................   381,536     4,475,421
                                                                  ------------
                                                                     9,094,603
                                                                  ------------
SMALL COMPANY FUNDS -- 11.4%
 FBR Small Cap (a) ...................................    20,516       773,036
 iShares S&P SmallCap 600/BARRA Growth Index .........    15,400     1,493,030
 iShares S&P SmallCap 600/BARRA Value Index ..........    13,900     1,534,699
 Royce Opportunity - Investor Class (a) ..............   180,982     2,269,510
 William Blair Small Cap Growth - Class I (a) ........    96,877     2,400,606
                                                                  ------------
                                                                     8,470,881
                                                                  ------------
FOREIGN STOCK FUNDS -- 7.4%
 iShares MSCI EAFE Index .............................    19,100     2,798,723
 Lazard International Small Cap - Investor Shares ....    45,524       832,639
 Tocqueville International Value (The) ...............   142,684     1,869,154
                                                                  ------------
                                                                     5,500,516
                                                                  ------------
CONVERTIBLE SECURITY FUNDS -- 5.1%
 Davis Appreciation & Income .........................    79,099     2,077,149
 Smith Barney Convertible - Class A ..................    99,255     1,687,338
                                                                  ------------
                                                                     3,764,487
                                                                  ------------
GOVERNMENT BOND FUNDS -- 4.9%
 American Century Target Maturities Trust
 Series 2015 - Investor Class ........................    49,593     3,628,730
                                                                  ------------

CORPORATE BOND FUNDS -- 4.7%
 Loomis Sayles Bond - Institutional Class ............   255,440     3,512,306
                                                                  ------------

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2004
================================================================================
INVESTMENT COMPANIES -- 98.8% (Continued)                SHARES       VALUE
--------------------------------------------------------------------------------
WORLDWIDE BOND FUNDS -- 3.8%
 Loomis Sayles Global Bond - Institutional Class .....    69,576  $  1,111,828
 PIMCO Foreign Bond - Institutional Class ............   164,080     1,737,605
                                                                  ------------
                                                                     2,849,433
                                                                  ------------
HIGH QUALITY BOND FUNDS -- 3.6%
 Dodge & Cox Income ..................................   209,740     2,701,453
                                                                  ------------

TOTAL INVESTMENT COMPANIES (Cost $65,097,920) ........            $ 73,461,411
                                                                  ------------

================================================================================
 MONEY MARKET SECURITIES -- 1.3%                         SHARES       VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class A
  (Cost $957,647) ....................................   957,647  $    957,647
                                                                  ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $66,055,567)           $ 74,419,058

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ......                 (91,652)
                                                                  ------------

NET ASSETS -- 100.0% .................................            $ 74,327,406
                                                                  ============

(a)  Non-income producing security.




See accompanying notes to financial statements.

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
================================================================================
INVESTMENT COMPANIES -- 99.5%                            SHARES       VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS -- 61.8%
 FBR Small Cap Financial .............................     2,597  $     94,571
 Fidelity Select Medical Delivery (a) ................     5,777       202,080
 Fidelity Select Wireless (a) ........................    33,403       181,712
 iShares Dow Jones U.S. Energy Sector Index ..........    13,400       832,676
 iShares Goldman Sachs Natural Resources Index .......     4,300       542,187
 iShares Goldman Sachs Networking Index (a) ..........    11,100       311,910
 iShares MSCI Emerging Markets Index .................     2,900       514,489
 iShares Nasdaq Biotechnology Index (a) ..............     2,800       190,792
 Technology Select Sector SPDR .......................    26,800       534,928
                                                                  ------------
                                                                     3,405,345
                                                                  ------------
MID-CAP FUNDS -- 16.1%
 Calamos Growth - Class A (a) ........................     5,654       271,259
 iShares S&P MidCap 400/BARRA Growth Index ...........     1,500       184,725
 S&P MidCap 400 Depositary Receipts ..................     3,902       430,000
                                                                  ------------
                                                                       885,984
                                                                  ------------
SMALL-CAP FUNDS -- 15.8%
 Buffalo Small Cap ...................................     9,879       257,440
 Perritt Micro Cap Opportunities .....................    10,996       268,955
 Royce Opportunity - Investor Class (a) ..............    27,412       343,747
                                                                  ------------
                                                                       870,142
                                                                  ------------
LARGE-CAP FUNDS -- 5.8%
 Fidelity Capital Appreciation .......................    12,798       320,595
                                                                  ------------

TOTAL INVESTMENT COMPANIES (Cost $4,833,480)                      $  5,482,066
                                                                  ------------

================================================================================
MONEY MARKET SECURITIES -- 0.6%                          SHARES       VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class A
  (Cost $34,085) ......................................   34,085  $     34,085
                                                                  ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $4,867,565)            $  5,516,151

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .......                 (4,145)
                                                                  ------------

NET ASSETS -- 100.0% ..................................           $  5,512,006
                                                                  ============


(a)  Non-income producing security.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
================================================================================
INVESTMENT COMPANIES -- 97.9%                            SHARES       VALUE
--------------------------------------------------------------------------------
EUROPE FUNDS -- 28.6%
 iShares MSCI Austria Index ..........................    83,800  $  1,588,848
 iShares MSCI Belgium Index ..........................    53,300       906,633
 iShares MSCI Germany Index ..........................    97,200     1,601,856
 iShares MSCI Sweden Index ...........................    53,100       986,067
 iShares MSCI United Kingdom Index ...................    45,646       766,853
 Ivy European Opportunities - Class A ................    48,059     1,133,235
                                                                  ------------
                                                                     6,983,492
                                                                  ------------
DIVERSIFIED FUNDS -- 27.8%
 Dodge & Cox International Stock .....................    64,185     1,772,148
 iShares MSCI EAFE Index .............................    10,300     1,509,259
 Lazard International Small Cap - Investor Shares ....    68,284     1,248,916
 Oakmark International - Class I .....................    15,921       311,741
 Tocqueville International Value (The) ...............   148,469     1,944,947
                                                                  ------------
                                                                     6,787,011
                                                                  ------------
ASIA/PACIFIC FUNDS -- 19.5%
 Fidelity Japan Small Companies ......................    83,543       967,431
 iShares MSCI Australia Index ........................    54,600       844,662
 iShares MSCI Pacific Ex-Japan Index .................     8,100       675,297
 Matthews China ......................................    59,929       834,817
 Matthews Japan (a) ..................................    72,946     1,046,775
 Matthews Pacific Tiger - Class I ....................    28,844       409,302
                                                                  ------------
                                                                     4,778,284
                                                                  ------------
AMERICAS FUNDS -- 14.5%
 Fidelity Canada .....................................    25,825       823,029
 iShares MSCI Canada Index ...........................    69,300     1,139,292
 iShares MSCI Mexico Index ...........................    21,000       450,660
 iShares S&P Latin American 40 Index .................    16,600     1,142,080
                                                                  ------------
                                                                     3,555,061
                                                                  ------------
EMERGING MARKETS FUNDS -- 7.5%
 Dreyfus Premier Emerging Markets - Class A ..........    23,001       426,434
 iShares MSCI Emerging Markets Index .................     4,700       833,827
 T. Rowe Price Emerging Europe & Mediterranean .......    39,518       562,741
                                                                  ------------
                                                                     1,823,002
                                                                  ------------

TOTAL INVESTMENT COMPANIES (Cost $20,067,799) .........           $ 23,926,850
                                                                  ------------

================================================================================
MONEY MARKET SECURITIES -- 2.2%                          SHARES       VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class A
  (Cost $553,115) .....................................  553,115  $    553,115
                                                                  ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $20,620,914)           $ 24,479,965

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) .......                (31,293)
                                                                  ------------

NET ASSETS -- 100.0% ..................................           $ 24,448,672
                                                                  ============

(a)  Non-income producing security.



See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004
================================================================================
INVESTMENT COMPANIES -- 97.3%                            SHARES       VALUE
--------------------------------------------------------------------------------
MERGER ARBITRAGE FUNDS -- 15.9%
 Arbitrage Fund (The) - Class R (a) ..................   191,643  $  2,349,540
 Enterprise Mergers and Acquisitions - Class A (a) ...   138,130     1,555,349
 Gabelli ABC .........................................    88,846       881,353
 Merger Fund (The) ...................................   227,566     3,447,627
                                                                  ------------
                                                                     8,233,869
                                                                  ------------
GLOBAL MACRO FUNDS -- 12.3%
 First Eagle Global - Class A ........................   105,998     3,872,105
 Franklin Mutual Discovery - Class Z .................    60,433     1,359,733
 Prudent Global Income ...............................    89,000     1,128,520
                                                                  ------------
                                                                     6,360,358
                                                                  ------------
ASSET ALLOCATION FUNDS -- 11.7%
 Berwyn Income .......................................    60,612       727,343
 FPA Crescent - Class I ..............................    49,340     1,120,522
 Greenspring .........................................    61,943     1,248,770
 Leuthold Core Investment ............................    96,054     1,479,238
 Oakmark Equity and Income - Class I .................    19,639       457,987
 Rydex Series - Juno - Investor Class (a) ............    51,957       996,538
                                                                  ------------
                                                                     6,030,398
                                                                  ------------
LONG/SHORT EQUITY FUNDS -- 11.0%
 CGM Focus (a) .......................................    16,819       527,111
 Franklin Templeton Global Long-Short - Class A (a) ..    46,556       521,893
 Hussman Strategic Growth (a) ........................   164,685     2,562,493
 Needham Growth (a) ..................................    32,454       910,991
 Needham Small Cap Growth (a) ........................    15,601       258,668
 Prudent Bear ........................................   116,022       647,405
 Schwab Hedged Equity (a) ............................    19,440       252,916
                                                                  ------------
                                                                     5,681,477
                                                                  ------------
NATURAL RESOURCES FUNDS -- 8.7%
 Permanent Portfolio .................................    24,343       651,174
 PIMCO Commodity Real Return Strategy - Class A ......   117,495     1,897,542
 RS Global Natural Resources (a) .....................    67,453     1,602,695
 T. Rowe Price New Era ...............................     7,544       247,362
 Vanguard Precious Metals & Minerals .................     7,143       116,357
                                                                  ------------
                                                                     4,515,130
                                                                  ------------
 REAL ESTATE INVESTMENT TRUST FUNDS -- 8.3%
 AIM Select Real Estate Income  (b) ..................    40,170       680,078
 Alpine Realty Income and Growth - Class Y ...........    44,016       879,008
 Scudder RREEF Real Estate (b) .......................    16,100       336,329
 Security Capital U.S. Real Estate Shares ............    51,045       892,270
 Third Avenue Real Estate Value ......................    59,559     1,516,956
                                                                  ------------
                                                                     4,304,641
                                                                  ------------

 NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
 PORTFOLIO OF INVESTMENTS (CONTINUED)
 OCTOBER 31, 2004
================================================================================
INVESTMENT COMPANIES -- 97.3% (Continued)                SHARES       VALUE
--------------------------------------------------------------------------------
HIGH YIELD FUNDS -- 8.3%
 Calamos High Yield - Class A .........................   78,160  $    856,633
 Columbia High Yield - Class Z .......................     1,276        11,307
 Fidelity Capital & Income ...........................    61,436       505,617
 MainStay High Yield Corporate Bond  - Class A .......   212,343     1,342,011
 Neuberger Berman Income Opportunity (b) .............    24,700       372,229
 Pioneer High Yield - Class A ........................   100,311     1,176,647
                                                                  ------------
                                                                     4,264,444
                                                                  ------------
CONVERTIBLE ARBITRAGE FUNDS -- 6.4%
 Calamos Market Neutral - A Shares ...................   236,372     3,299,750
                                                                  ------------

OPTIONS/HEDGED FUNDS -- 6.0%
 Gateway .............................................   128,689     3,079,530
                                                                  ------------

DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 5.0%
 Franklin Mutual Beacon - Class Z ....................    85,654     1,296,808
 Third Avenue Value ..................................    26,229     1,263,172
                                                                  ------------
                                                                     2,559,980
                                                                  ------------
MARKET NEUTRAL FUNDS -- 3.7%
 J.P. Morgan Market Neutral - Institutional Shares (a)    13,045       186,549
 Laudus Rosenberg Value Long/Short Equity (a) ........    41,347       409,332
 One Group Market Neutral (a) ........................    42,596       447,262
 Phoenix Capital Market Neutral - Class A (a) ........    73,071       841,041
                                                                  ------------
                                                                     1,884,184
                                                                  ------------

TOTAL INVESTMENT COMPANIES (Cost $45,055,361) .........           $ 50,213,761
                                                                  ============

================================================================================
COMMON STOCKS -- 0.2%                                    SHARES       VALUE
--------------------------------------------------------------------------------
 Plum Creek Timber Company, Inc.
  (Cost $87,952) ......................................    2,950  $    107,055
                                                                  ------------
================================================================================
MONEY MARKET SECURITIES -- 2.9%                          SHARES       VALUE
--------------------------------------------------------------------------------
 First American Treasury Obligation - Class A
  (Cost $1,519,906) .................................. 1,519,906  $  1,519,906
                                                                  ------------

TOTAL INVESTMENTS AT VALUE --100.4% (Cost $46,663,219)            $ 51,840,722

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%) .......               (205,968)
                                                                  ------------

NET ASSETS -- 100.0% ..................................           $ 51,634,754
                                                                  ============

(a)  Non-income producing security.

(b)  Closed-end fund.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004
================================================================================
(1)  SIGNIFICANT ACCOUNTING POLICIES
New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New Century Aggressive Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign).

The investment objective of New Century Aggressive Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004
================================================================================

A.   INVESTMENT VALUATION
     --------------------
Investments, representing primarily capital stock of other investment companies, are valued at their net asset value as reported by such companies. Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities included in the NASDAQ National Market System are valued at the Nasdaq Official Closing Price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Other assets and securities for which no quotations are readily available or for which quotations Weston Financial Group, Inc. (the "Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

B.   SHARE VALUATION
     ---------------
The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share.

C.   INVESTMENT TRANSACTIONS
     -----------------------
Investment  transactions are recorded on a trade date basis.  Realized gains and
losses  from  investment   transactions   are  determined   using  the  specific
identification  method.

D.   INCOME RECOGNITION
     ------------------
Interest, if any, is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

E.   DISTRIBUTIONS TO SHAREHOLDERS
     ------------------------------
Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually for the New Century Capital, New Century Aggressive and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no differences between the book and tax basis of distributions for the years ended October 31, 2004 and 2003.

NEW CENTURY  PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004
================================================================================

F.   COST OF OPERATIONS
     ------------------
The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.   USE OF ESTIMATES
     ----------------
In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENT  ADVISORY FEE, ADMINISTRATIVE
    AGREEMENT AND TRUSTEES' FEE

Fees paid by the Portfolios pursuant to an Investment Advisory Agreement with the Advisor are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount, except the fees for the New Century Alternative Strategies Portfolio which are computed at an annualized rate of .75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of New Century.

The Advisor has agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the New Century Balanced, New Century Aggressive, New Century International and New Century Alternative Strategies Portfolios. Accordingly, for the year ended October 31, 2004, the Advisor waived its entire advisory fee of $53,046 and reimbursed $10,970 of other operating expenses for the New Century Aggressive Portfolio and waived investment advisory fees of $48,030 for the New Century International Portfolio. No waiver was necessary for the New Century Balanced or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. For the year ended October 31, 2004, the Advisor received $1,967 in recouped fees from the New Century Balanced Portfolio. During the year, the Advisor did not recoup any other fees waived or other operating expenses absorbed from the New Century Aggressive Portfolio and New Century International Portfolio. The Advisor has recouped all fees waived and expenses reimbursed for the New Century Balanced Portfolio and New Century Alternative Strategies Portfolio as of October 31, 2004.

NEW CENTURY  PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004
================================================================================
As of October 31, 2004, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of the following Portfolios are as follows:
--------------------------------------------------------------------------------
New Century Aggressive Portfolio ............................         $197,324
New Century International Portfolio .........................         $173,842
--------------------------------------------------------------------------------
As of October 31, 2004, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:
--------------------------------------------------------------------------------
                                           OCTOBER 31,  OCTOBER 31,  OCTOBER 31,
                                             2005          2006         2007
--------------------------------------------------------------------------------
New Century Aggressive Portfolio ......    $64,472       $68,836       $64,016
New Century International Portfolio ...    $63,079       $62,733       $48,030
--------------------------------------------------------------------------------
Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios  pay each Trustee who is not  affiliated  with the Advisor $8,000
annually.   Trustees  who  are  affiliated  with  the  Advisor  do  not  receive compensation.

(3)      DISTRIBUTION PLAN AND OTHER TRANSACTIONS
         WITH AFFILIATES
The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corporation (the "Distributor") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the year ended October 31, 2004, the Distributor received $185,782, $118,312, $12,122, $44,207 and $27,640 from the New Century Capital, Balanced, Aggressive, International and Alternative Strategies Portfolios, respectively, pursuant to the Plan. Also during this time, the Distributor received sales commissions and other compensation of $67,584, $65,682, $1,138, $6,349 and $82,091 in connection with the purchase of investment company shares by the New Century Capital, Balanced, Aggressive, International and Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to waive payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and trustees of New Century are also officers and/or directors of the Advisor and the Distributor.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004
================================================================================
(4) INVESTMENT  TRANSACTIONS
For the year ended October 31, 2004, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                                                             NEW
                                                     NEW          NEW            NEW           NEW         CENTURY
                                                   CENTURY      CENTURY        CENTURY       CENTURY      ALTERNATIVE
                                                   CAPITAL      BALANCED      AGGRESSIVE  INTERNATIONAL   STRATEGIES
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Purchases of investment securities ............  $48,069,006   $32,098,946   $ 3,965,659   $14,724,598   $19,125,565
                                                 ===========   ===========   ===========   ===========   ===========

Proceeds from sales of investment securities ..  $49,134,067   $33,034,392   $ 3,600,880   $ 8,892,570   $ 4,613,843
                                                 ===========   ===========   ===========   ===========   ===========
----------------------------------------------------------------------------------------------------------------------

(5)  TAX MATTERS
It is each Portfolio's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For the year ended October 31, 2004, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting requirements:

----------------------------------------------------------------------------------------------------------------------
                                                                                                              NEW
                                                     NEW          NEW            NEW           NEW         CENTURY
                                                   CENTURY      CENTURY        CENTURY       CENTURY      ALTERNATIVE
                                                   CAPITAL      BALANCED      AGGRESSIVE  INTERNATIONAL   STRATEGIES
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Increase in Accumulated Net
 Investment Income (Loss) .....................  $   917,292   $    41,954   $    56,431   $   130,081   $   194,276
                                                 -----------   -----------   -----------   -----------   -----------
Decrease Accumulated Net Realized Gains
 (Losses) on Investments ......................  $   (54,758)  $   (41,954)  $    (2,429)  $      (644)  $  (194,276)
                                                 -----------   -----------   -----------   -----------   -----------
Decrease in Paid in Capital ...................  $  (862,534)  $        --   $   (54,002)  $  (129,437)  $        --
                                                 -----------   -----------   -----------   -----------   -----------
----------------------------------------------------------------------------------------------------------------------

These reclassifications did not change the net assets of the Portfolios.

NEW CENTURY  PORTFOLIOS
NOTES TO FINANCIAL  STATEMENTS  (CONTINUED)
OCTOBER 31, 2004
================================================================================
The tax character of distributable earnings (deficit) at October 31, 2004 was as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                                                              NEW
                                                     NEW          NEW            NEW           NEW         CENTURY
                                                   CENTURY      CENTURY        CENTURY       CENTURY      ALTERNATIVE
                                                   CAPITAL      BALANCED      AGGRESSIVE  INTERNATIONAL   STRATEGIES
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income .................  $        --   $   291,199   $        --   $        --   $   172,051
Unrealized appreciation .......................   13,842,335     8,258,563       625,148     3,859,051     5,149,391
Capital loss carryforwards ....................  (13,589,122)   (5,710,786)   (1,510,803)           --            --
Undistributed long-term gains .................           --            --            --       787,403       657,816
                                                 -----------   -----------   -----------   -----------   -----------
Total distributable earnings (deficit) ........  $   253,213   $ 2,838,976   $  (885,655)  $ 4,646,454   $ 5,979,258
                                                 ===========   ===========   ===========   ===========   ===========
----------------------------------------------------------------------------------------------------------------------

The following information is based upon the federal income tax cost of investment securities as of October 31, 2004:

----------------------------------------------------------------------------------------------------------------------
                                                                                                              NEW
                                                     NEW          NEW            NEW           NEW         CENTURY
                                                   CENTURY      CENTURY        CENTURY       CENTURY      ALTERNATIVE
                                                   CAPITAL      BALANCED      AGGRESSIVE  INTERNATIONAL   STRATEGIES
                                                  PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation .................  $13,931,568   $ 8,293,196   $   654,886   $ 3,913,389   $ 5,453,174
Gross unrealized depreciation .................      (89,233)      (34,633)      (29,738)      (54,338)     (303,783)
                                                 -----------   -----------   -----------   -----------   -----------
Net unrealized appreciation ...................  $13,842,335   $ 8,258,563   $   625,148   $ 3,859,051     5,149,391
                                                 ===========   ===========   ===========   ===========   ===========
Federal income tax cost .......................  $89,569,880   $66,160,495   $ 4,891,003   $20,620,914   $46,691,331
                                                 ===========   ===========   ===========   ===========   ===========
----------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

As of October 31, 2004, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------
                                       NEW           NEW            NEW
                                     CENTURY       CENTURY        CENTURY
                                     CAPITAL       BALANCED      AGGRESSIVE
EXPIRES OCTOBER 31,                 PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
 2009 .........................   $  1,052,258   $    829,745   $         --
 2010 .........................      9,405,834      4,737,511      1,394,145
 2011 .........................      3,131,030        143,530        116,658
                                  ------------   ------------   ------------
                                  $ 13,589,122   $  5,710,786   $  1,510,803
                                  ============   ============   ============
--------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2004
================================================================================
During the year ended October 31, 2004, the following amounts of capital loss carryforwards were utilized to offset current year realized gains:

         New Century Capital Portfolio                     $5,661,480
         New Century Balanced Portfolio                    $1,837,335
         New Century Aggressive Portfolio                  $  322,255
         New Century International Portfolio               $  345,097
         New Century Alternative Strategies Portfolio      $  210,041

(6)  CONTINGENCIES AND COMMITMENTS
New Century indemnifies its officers and trustees for certain liabilities that might arise from their performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees
New Century Portfolios
Wellesley, Massachusetts

We have audited the statements of assets and liabilities of New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio, each a series of shares of beneficial interest of New Century Portfolios, including the portfolios of investments, as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio as of October 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.


                                          /s/ Briggs, Bunting & Dougherty, LLP

                                              BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
November 18, 2004

BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================
Overall responsibility for management of New Century rests with the Board of Trustees. The Trustees serve during the lifetime of New Century and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of New Century to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Trustee and officer of New Century:

                                                                                           NUMBER OF
                                                         PRINCIPAL OCCUPATION(S)           PORTFOLIOS IN    OTHER
NAME,                                      POSITION(S)   DURING PAST 5 YEARS               FUND COMPLEX     DIRECTORSHIPS
ADDRESS                     LENGTH OF      HELD WITH     AND DIRECTORSHIPS OF              OVERSEEN         HELD BY
AND AGE                     TIME SERVED    NEW CENTURY   PUBLIC COMPANIES                  BY TRUSTEE       TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
-------------------------------------------------------------------------------------------------------------------------
*Douglas A. Biggar          Since 1988     Chairman/     Vice President and Clerk,             5            None
40 William Street,                         Trustee       WestonFinancial Group, Inc.;
Suite 100                                                Clerk and Treasurer of Weston
Wellesley, MA 02481                                      Securities Corporation.
(age 57)
-------------------------------------------------------------------------------------------------------------------------
*Joseph Robbat, Jr.         Since 1988     Trustee       Vice President and                    5            None
40 William Street,                                       Treasurer, WestonFinancial
Suite 100                                                Group, Inc.
Wellesley, MA 02481
(age 54)
-------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES:
-------------------------------------------------------------------------------------------------------------------------
Stanley H. Cooper, Esq.     Since 1988     Trustee       Attorney in private practice.         5            None
One Ashford Lane
Andover, MA 01810
(age 57)
-------------------------------------------------------------------------------------------------------------------------
Roger Eastman, CPA          Since 1989     Trustee       Executive Vice President and          5            None
32 Meetinghouse Square                                   Chief Operating Officer, Danvers
Middleton, MA 01949                                      Savings Bank; Formerly Partner,
(age 74)                                                 Arthur Andersen & Co.
-------------------------------------------------------------------------------------------------------------------------
Michael A. Diorio, CPA      Since 1988     Trustee       Consultant in private practice,       5            Director of
11 Calvin Drive                                          Formerly Partner, Diorio,                          Milford
Milford, MA 01757                                        Hudson & Pavento, P.C.                             National
(age 59)                                                                                                    Bank & Trust
                                                                                                            Company
-------------------------------------------------------------------------------------------------------------------------
OFFICERS:
-------------------------------------------------------------------------------------------------------------------------
Wayne M. Grzecki            Since 1996     President     Vice President and Senior
40 William Street,                                       Counselor, WestonFinancial
Suite 100                                                Group, Inc.
Wellesley, MA 02481
(age 53)
-------------------------------------------------------------------------------------------------------------------------
Ronald A. Sugameli          Since 1997     Vice          Vice President and Senior
40 William Street,                         President     Counselor, WestonFinancial
Suite 100                                                Group, Inc.
Wellesley, MA 02481
(age 52)
-------------------------------------------------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)
=========================================================================================================================
                                                               PRINCIPAL OCCUPATION(S)
NAME,                                      POSITION(S)         DURING PAST 5 YEARS
ADDRESS                     LENGTH OF      HELD WITH           AND DIRECTORSHIPS OF
AND AGE                     TIME SERVED    NEW CENTURY         PUBLIC COMPANIES
-------------------------------------------------------------------------------------------------------------------------
Nicole M. Tremblay, Esq.    Since 2002     CFO, Treasurer,     Chief Compliance Officer,
40 William Street,                         Chief               WestonFinancial Group, Inc.;
Suite 100                                  Compliance          GoldK, Inc. (5/02-10/02);
Wellesley, MA 02481                        Officer and         Allmerica Financial (2/02-5/02);
(age 30)                                   Secretary           Sun Life Financial (1/96-2/02)
-------------------------------------------------------------------------------------------------------------------------
Susan K. Arnold             Since 1998     Assistant           Senior Financial Counselor,
40 William Street,                         Treasurer           WestonFinancial Group, Inc.
Suite 100
Wellesley, MA 02481
(age 45)
-------------------------------------------------------------------------------------------------------------------------
Clara Prokup                Since 1998     Assistant           Director of Investment
40 William Street,                         Secretary           Operations, WestonFinancial
Suite 100                                                      Group, Inc.
Wellesley, MA 02481
(age 57)
-------------------------------------------------------------------------------------------------------------------------

* Douglas A. Biggar and Joseph Robbat, Jr., as officers and control persons of the Advisor and Distributor, are "interested persons" of New Century within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-639-0102.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Portfolios, you incur ongoing costs, including management fees, distribution (i.e. 12b-1) fees and other fund expenses. Operating expenses, which are deducted from each Portfolio's gross income, directly reduce the investment return of the Portfolios.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Portfolio's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Portfolio's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Portfolios' costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge transaction fees, such as purchase or redemption fees, nor do they carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================
More information about the Portfolios' expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios' prospectus.


NEW CENTURY CAPITAL PORTFOLIO
--------------------------------------------------------------------------------
                                     Beginning       Ending
                                   Account Value  Account Value  Expenses Paid
                                  April 30, 2004  Oct. 31, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $   1,000.00   $   1,025.30   $       7.19
Based on Hypothetical 5% Return
 (before expenses)                $   1,000.00   $   1,018.04   $       7.16
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Capital Portfolio's annualized expense ratio of 1.41% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


NEW CENTURY BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning       Ending
                                   Account Value  Account Value  Expenses Paid
                                  April 30, 2004  Oct. 31, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $   1,000.00   $   1,023.30   $       7.10
Based on Hypothetical 5% Return
 (before expenses)                $   1,000.00   $   1,018.12   $       7.08
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Balanced Portfolio's annualized expense ratio of 1.40% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


NEW CENTURY AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------
                                     Beginning       Ending
                                   Account Value  Account Value  Expenses Paid
                                  April 30, 2004  Oct. 31, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $   1,000.00   $   1,023.80   $       7.63
Based on Hypothetical 5% Return
 (before expenses)                $   1,000.00   $   1,017.60   $       7.60
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Aggressive Portfolio's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================

NEW CENTURY INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------
                                     Beginning       Ending
                                   Account Value  Account Value  Expenses Paid
                                  April 30, 2004  Oct. 31, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $   1,000.00   $   1,066.70   $       7.79
Based on Hypothetical 5% Return
 (before expenses)                $   1,000.00   $   1,017.60   $       7.60
--------------------------------------------------------------------------------
* Expenses are equal to the New Century International Portfolio's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
--------------------------------------------------------------------------------
                                     Beginning       Ending
                                   Account Value  Account Value  Expenses Paid
                                  April 30, 2004  Oct. 31, 2004  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $   1,000.00   $   1,044.70   $       5.46
Based on Hypothetical 5% Return
 (before expenses)                $   1,000.00   $   1,019.80   $       5.39
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Alternative Strategies Portfolio's annualized expense ratio of 1.06% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

================================================================================

                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                 Wellesley, MA

                                  DISTRIBUTOR
                         Weston Securities Corporation
                                 Wellesley, MA

                                    COUNSEL
                             Greenburg Traurig, LLP
                                Philadelphia, PA

                            INDEPENDENT ACCOUNTANTS
                       Briggs, Bunting and Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                 Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.

The Portfolios files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Form N-Q is available on the Commission's website at http://www.sec.gov. The Portfolios' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC's website at http://www.sec.gov.

================================================================================

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 11(a)(1), a copy of the registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Roger Eastman. Mr. Eastman is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $42,000 with respect to the registrant's fiscal year ended October 31, 2004. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements were $40,500 with respect to the registrant's fiscal year ended October 31, 2003.


     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.


     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,500 and $4,000 with respect to the registrant's fiscal years ended October 31, 2004 and 2003, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.


     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.


     (e)(1) The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) The services  described  in  paragraph  (b) through (d) of this Item
            were  approved  by  the  audit   committee  pursuant  to   paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) No hours were expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended October 31, 2004 and 2003, aggregate non-audit fees of $4,500 and $4,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. During the fiscal years ended October 31, 2004 and 2003, aggregate non-audit fees of $3,300 and $3,000 respectively, were billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser that were not previously approved (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing nominating committee responsible for the selection and nomination of candidates to serve as trustees of the registrant. Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 40 William Street, Suite 100, Wellesley, Massachusetts 02481-3902.

ITEM 10.CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios
             ----------------------------------------------------------





By (Signature and Title)*     /s/ Wayne M. Grzecki
                           -------------------------------------

                           Wayne M. Grzecki, President

Date          January 5, 2005
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Wayne M. Grzecki
                           -------------------------------------

                           Wayne M. Grzecki, President

Date          January 5, 2005
      ----------------------------------



By (Signature and Title)*      /s/ Nicole M. Tremblay
                           -------------------------------------

                           Nicole M. Tremblay, Treasurer

Date          January 5, 2005
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.